Purdue Collaboration (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 02, 2016 USD ($) target	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue		$ 19,000	$ 2,695,000	$ 55,000	$ 5,127,000
Contract with customer, liability, current		$ 0		$ 0		$ 1,034,000
Collaboration revenue						9,719,000	$ 690,000
Reimbursable research and development activities			$ 627,000		$ 989,000	1,443,000	0
Deferred revenue						1,034,000	9,310,000
Current portion of deferred revenue						$ 1,034,000	$ 8,276,000
Purdue Collaboration
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of additional collaboration targets | target	3
Non-refundable upfront payment received for research agreement	$ 10,000,000
Potential milestone revenue	776,500,000
Aggregate research milestone revenue	16,500,000
Aggregate regulatory milestone revenue	410,000,000
Aggregate commercial milestone revenue	$ 350,000,000
Performance period for unit of accounting	14 months 15 days
Maximum | Purdue Collaboration
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Commercial sales royalty, percent	10.00%